INCOME AND OTHER TAXES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal statutory rate	33.70%	35.00%
Provisional income tax expense (benefit)	$ 500
Tax expense (benefit) related to remeasurement of deferred taxes	1,500
Tax expense related to the Transition Tax	1,000
Deferred taxes not recognized	68,200
Deferred tax asset operating loss carryforwards, federal	96	$ 132
Deferred tax asset operating loss carryforwards, state	172	62
Deferred tax asset operating loss carryforwards, foreign	$ 241	178
Income tax holiday, bridge period	2 years
Unrecognized tax benefits including penalties and interest	$ 3,200	3,100
Unrecognized tax benefits if recognized would impact on income tax expense	2,200	2,300
Income tax penalties and interest accrued	860	737
Income tax benefits from interest deductions	537	286
Income tax penalties and interest expense	$ 184	$ 94
IRS tax audit settlement	0.00%	6.60%
EMC
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized tax benefits assumed through EMC merger transaction	$ 0	$ 558
Foreign countries
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax holiday, aggregate dollar amount	$ 238	$ 369
Income tax holiday, income tax benefits per share (per share)	$ 0.42	$ 0.79
Internal Revenue Service (IRS) | Tax Year 2004 Through 2006 | Domestic Tax Authority
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net benefit to provision for income taxes	$ (297)